Related Party and Party-in-Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 630,618	$ 651,133
Origin Bancorp, Inc. (“Company”) stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held by Plan (in shares)	1,009,600	1,080,965
Dividend income	$ 630,618	$ 651,133